Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and Copyrights	$ 11,300		$ 11,300
Less: Accumulated amortization	(5,130)		(4,565)
Intangible Assets, net	$ 6,170	$ 6,029	$ 6,735
Useful life of intangible assets, net	20 years